Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Beginning balance	$ 1,041,138
Additions/ (Depreciation)	(112,817)	$ (56,050)	$ (53,255)
Vessels impairment loss	0	(71,577)	(36,680)
Ending balance	2,852,570	1,041,138
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	1,314,740	1,370,756	1,360,231
Additions/ (Depreciation)	1,996,820	110,416	113,391
Disposals	(90,933)	(5,233)	(5,696)
Vessels impairment loss		(161,199)	(97,170)
Ending balance	3,220,627	1,314,740	1,370,756
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(273,602)	(308,498)	(316,981)
Additions/ (Depreciation)	(98,739)	(54,884)	(52,088)
Disposals	4,284	158	81
Vessels impairment loss		89,622	60,490
Ending balance	(368,057)	(273,602)	(308,498)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	1,041,138	1,062,258	1,043,250
Additions/ (Depreciation)	1,898,081	55,532	61,303
Disposals	(86,649)	(5,075)	(5,615)
Vessels impairment loss		(71,577)	(36,680)
Ending balance	$ 2,852,570	$ 1,041,138	$ 1,062,258